FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Weyland Capital Management, LLC
Address:  22 Deer Street
	 Suite 200
	Portsmouth, NH 03801
Form 13F File Number: 028-14629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Polly Henkel		 Title: Chief Compliance Officer
Phone: 603-433-8994

Signature, Place, and Date of Signing:

Polly Henkel
Portsmouth, NH
4/9/2013



Report Type (Check only
one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $87,252
            (thousands)
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



Form 13F Information Table			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING	AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
C H ROBINSON WORLDWIDE INC	COM NEW	12541W209	1791	30122	SH		SOLE				NONE
ISHARES TR RUSSELL 1000 G INDEX	RUSSELL1000GRW	464287614	47402	664170	SH		SOLE				NONE
ISHARES TR RUSSELL 2000 V INDEX	RUSSELL2000VAL	464287630	14480	172771	SH		SOLE				NONE
SPDR GOLD TRUST	GOLD	78463V107	12652	81905	SH		SOLE				NONE
TIBCO SOFTWARE INC	COM NEW	88632Q103	480	23747	SH		SOLE				NONE
COLGATE PALMOLIVE CO	COM	194162103	402	3404	SH		SOLE				NONE
PHILIP MORRIS INTL INC	COM	718172109	227	2447	SH		SOLE				NONE
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	9591	223603	SH		SOLE				NONE
AUTOMATIC DATA PROCESSING	COM	053015103	227	3490	SH		SOLE				NONE